CONVERTIBLE NOTES, Information of Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payables [Abstract]
Convertible notes	$ 3,369,987	$ 3,475,708
2023 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	31,237	28,207
2024 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	151,459	131,528
2025 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	1,144,794	928,683
2026 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	$ 2,042,497	$ 2,387,290